Deposits	6 Months Ended
Dec. 31, 2022
Disclosure of Deposit [Abstract]
Deposits
8.	DEPOSITS

Current assets	December 31, 2022 $’000	June 30, 2022 $’000
Term deposits held against bank guarantees	3,705	3,796
Supplier deposits	21,881	11,879

Total current deposits	25,586	15,675

Supplier deposits are funds paid by the Group to suppliers for manufacturing and prepayments for services or utilities to be provided and invoiced later by the supplier.